PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property, plant and equipment

	Land	Buildings	Machinery, equipment and facilities	Work in progress	Other (1)	Total
Average rate %		3.34	6.78		19.38
Accumulated cost	14,486,408	9,644,875	45,160,365	10,373,151	1,281,328	80,946,127
Accumulated depreciation		(3,879,898)	(25,541,712)		(867,883)	(30,289,493)
Balance as of December 31, 2022	14,486,408	5,764,977	19,618,653	10,373,151	413,445	50,656,634
Additions	54,027	15	467,032	10,742,118	17,949	11,281,141
Additions of merged companies	4,572	111,495	453,617	8,306	11,175	589,165
Write-offs	(25,090)	(36,184)	(133,249)		(56,869)	(251,392)
Depreciation		(313,304)	(2,570,734)		(145,092)	(3,029,130)
Transfers and other	339,272	379,495	2,702,633	(3,638,466)	259,717	42,651
Accumulated cost	14,859,189	10,032,317	48,456,537	17,485,109	1,491,663	92,324,815
Accumulated depreciation		(4,125,823)	(27,918,585)		(991,338)	(33,035,746)
Balance as of December 31, 2023	14,859,189	5,906,494	20,537,952	17,485,109	500,325	59,289,069
Additions (2)	697	558	415,147	7,490,762	28,904	7,936,068
Additions of merged companies (3)	1,699,588	775	413		1,992	1,702,768
Write-offs	(10,724)	(7,455)	(118,499)		(9,324)	(146,002)
Depreciation		(366,398)	(3,214,550)		(222,993)	(3,803,941)
Transfers and other (4)	226,598	3,988,619	16,660,035	(21,465,336)	598,162	8,078
Accumulated cost	16,775,348	13,816,631	62,822,096	3,510,535	1,806,592	98,731,202
Accumulated depreciation		(4,294,038)	(28,541,598)		(909,526)	(33,745,162)
Balance as of December 31, 2024	16,775,348	9,522,593	34,280,498	3,510,535	897,066	64,986,040
(1)Includes vehicles, furniture and utensils and computer equipment.
(2)The addition of work in progress refers, mainly to the Cerrado Project, of which R$1,254,521 is a cash effect in the previous periods (R$393,042 as of December 31, 2023).
(3)Refers to the acquisition and merger of 100% of the share capital of the companies Timber VII and Timber XX (note 1.2.6).
(4)Refers, basically, to the activation of the Cerrado Project, that started its operation on July 21, 2024 (note 1.2.2).

Disclosure of Property, Plant and Equipment Pledged as Collateral
On December 31, 2024, property, plant and equipment items pledged as collateral, consisting mainly of the units of Ribas do Rio Pardo, Três Lagoas and Imperatriz are set forth below:

	Type of collateral	12/31/2024	12/31/2023
Land	Financial/Legal	24,427	3,198,674
Buildings	Financial	1,755,082	1,947,075
Machinery, equipment and facilities	Financial	20,442,189	10,393,344
Work in progress	Financial	427,998	649,081
Other	Financial	43,487	144,273
		22,693,183	16,332,447